Litigation, regulatory and similar matters	6 Months Ended
Jun. 30, 2023
Disclosure Of Litigation Regulatory And Similar Matters [Line Items]
Disclosure Of Contingent Liabilities Explanatory
Note 15

Provisions and contingent liabilities

(continued)
b) Litigation, regulatory and similar matters
The Group operates in

a legal and regulatory

environment that exposes it to

significant litigation and similar risks
arising from

disputes and regulatory

proceedings. As a

result, UBS (which

for purposes of

this Note

may refer to
UBS

Group

AG

and/or

one

or

more

of

its

subsidiaries,

as

applicable)

is

involved

in

various

disputes

and

legal
proceedings, including litigation, arbitration,

and regulatory and criminal investigations.
Such matters are subject

to many uncertainties,

and the outcome and the

timing of resolution are

often difficult to
predict,

particularly in

the

earlier

stages

of

a

case.

There

are

also

situations

where

the Group

may

enter into

a
settlement

agreement.

This

may

occur

in

order

to

avoid

the

expense,

management

distraction

or

reputational
implications of

continuing to

contest liability,

even

for those

matters for

which

the Group

believes it

should be
exonerated. The uncertainties inherent in all such matters affect the amount and timing of any potential outflows for both matters

with respect to

which provisions have

been established and

other contingent liabilities.

The Group
makes

provisions

for

such

matters

brought

against

it

when,

in

the

opinion

of

management

after

seeking legal
advice, it

is more

likely than

not that

the Group

has a

present legal

or constructive obligation

as a

result of

past
events, it

is probable

that an

outflow of

resources will

be required,

and the

amount can

be reliably

estimated. Where
these factors

are

otherwise satisfied,

a

provision may

be

established for

claims that

have

not

yet been

asserted
against the

Group, but

are nevertheless

expected to

be, based

on

the Group’s

experience with

similar

asserted
claims.

If

any

of

those

conditions

is

not

met,

such

matters

result

in

contingent

liabilities.

If

the

amount

of

an
obligation cannot

be reliably

estimated, a

liability exists

that is

not recognized

even if

an outflow

of resources

is
probable. Accordingly, no

provision is

established even if

the potential

outflow of resources

with respect

to such
matters could be significant. Developments relating to a matter that occur after the relevant reporting period, but prior

to

the

issuance

of

financial

statements, which

affect

management’s assessment

of

the

provision

for

such
matter

(because,

for

example,

the

developments provide

evidence of

conditions that

existed

at

the

end

of

the
reporting

period),

are

adjusting

events

after

the

reporting period

under

IAS

10

and

must

be

recognized in

the
financial statements for the reporting period.
Specific litigation, regulatory and other matters are

described below, including all such matters that

management
considers to be material and others that management believes to be of significance to the Group due to potential financial,

reputational

and

other

effects.

The

amount

of

damages

claimed,

the

size

of

a

transaction

or

other
information is

provided where

available and

appropriate in order

to assist

users in

considering the

magnitude of
potential exposures.
In the case of certain matters below, we state that we have established a provision, and for the other matters, we make no such statement. When we

make this statement and we expect

disclosure of the amount of a provision

to
prejudice seriously our

position with other

parties in the

matter because it

would reveal what

UBS believes to

be
the

probable

and

reliably estimable

outflow, we

do

not

disclose

that amount.

In

some

cases we

are

subject to
confidentiality obligations

that preclude

such disclosure.

With respect

to the

matters for

which we

do not

state
whether we have

established a provision,

either: (a) we

have not established

a provision; or

(b) we have

established
a provision

but expect

disclosure of

that fact

to prejudice

seriously our

position with

other parties

in the

matter
because it would reveal the fact that

UBS believes an outflow of resources to be probable

and reliably estimable.
With respect to certain litigation, regulatory

and similar matters for which we

have established provisions, we are
able to

estimate the expected

timing of outflows.

However, the aggregate

amount of the

expected outflows for
those matters for which we

are able to estimate expected

timing is immaterial relative to

our current and expected
levels of liquidity over the relevant time periods.
The

aggregate

amount

provisioned

for

litigation,

regulatory

and

similar

matters

as

a

class

is

disclosed

in

the
“Provisions”

table

in

Note

15a

above. It

is

not

practicable

to

provide

an

aggregate

estimate

of

liability

for

our
litigation, regulatory

and similar

matters as

a class

of contingent

liabilities beyond

what has

been identified

as a
consequence of

the acquisition

of Credit

Suisse as

set out

below. Doing

so would

require UBS

to provide

speculative
legal assessments as to claims and proceedings that involve unique fact patterns or novel legal theories, that have not yet

been initiated

or are

at early

stages of

adjudication,

or as

to which

alleged damages

have not

been quantified
by the claimants. Although

UBS therefore cannot provide a

numerical estimate of the

future losses that could arise
from litigation,

regulatory and

similar matters,

UBS believes

that the

aggregate amount

of possible

future losses
from this class that are more than remote substantially

exceeds the level of current provisions.
Litigation, regulatory

and similar

matters may

also result

in non-monetary

penalties and

consequences. A

guilty plea
to, or conviction of, a crime could have material consequences for UBS. Resolution of regulatory proceedings may require UBS to obtain waivers of regulatory disqualifications to maintain certain operations, may entitle regulatory authorities to limit, suspend or terminate

licenses and regulatory authorizations, and may

permit financial market
utilities to

limit, suspend

or terminate

UBS’s participation

in such

utilities. Failure

to obtain

such waivers,

or any
limitation, suspension

or termination

of licenses,

authorizations or

participations, could

have material

consequences
for UBS.
The

risk

of

loss

associated with

litigation, regulatory

and

similar matters

is

a

component of

operational risk

for
purposes of determining

capital requirements.

Information concerning

our capital requirements

and the calculation
of operational risk for this purpose is included

in the “Capital management” section

of this report.
Matters related

to Credit

Suisse entities

are separately

described herein

and in

the breakdown

of provisions

and
contingent liabilities

for litigation

regulatory and

similar matters

below. The

amounts shown

in

the table

below
reflect the provisions

recorded by the relevant

Credit Suisse entities

under IFRS accounting principles.

In connection
with the acquisition

of Credit

Suisse, UBS

Group AG additionally

has reflected

in its purchase

accounting under

IFRS
3 a further valuation adjustment of USD 3
bn reflecting an estimate of outflows relating

to contingent liabilities for
all present obligations included in the scope of the acquisition at fair value upon closing,

even if it is not probable
that

they

will

result

in

an

outflow

of

resources,

significantly

increasing

the

recognition

threshold

for

litigation
liabilities beyond those that generally apply

under IFRS and US GAAP.

Provisions for litigation, regulatory and similar matters

by business division, in Group Functions

and in Credit Suisse
1
USD m
Global Wealth
Manage-
ment
Personal &
Corporate
Banking
Asset
Manage-
ment
Investment
Bank
Group
Functions
Credit

Suisse Total
Balance as of 31 December 2022 1,182 159 8 308 928 2,586
Balance as of 31 March 2023 1,193 161 8 351 1,594 3,306
Provisions recognized upon acquisition of Credit Suisse 2,838 2,838
Increase in provisions recognized in the income statement 35 0 1 20 0 14 70
Release of provisions recognized in the income statement (1) 0 0 0 0 0 (1)
Provisions used in conformity with designated purpose (37) 0 (1) (45) 0 (7) (90)
Foreign currency translation / unwind of discount 7 1 0 1 1 (8) 2
Balance as of 30 June 2023 1,196 162 8 327 1,595 2,837 6,126
1 Provisions, if any, for the matters described in item 3 of this Note are recorded in Global Wealth Management, and provisions,

if any, for the matters described in item 2 are recorded in Group Functions. Provisions, if any, for

the matters described

in items 1 and

5 of this Note

are allocated between Global

Wealth Management and

Personal & Corporate

Banking; and provisions,

if any, for

the matters described in item

4 are
allocated between the Investment Bank and Group Functions.
Litigation, regulatory and similar matters

involving UBS AG and subsidiaries
1. Inquiries regarding cross-border wealth management

businesses
Tax

and regulatory

authorities in

a number

of countries

have made

inquiries, served

requests for

information or
examined

employees

located

in

their

respective

jurisdictions

relating

to

the

cross-border

wealth

management
services provided by UBS and other financial institutions.
Since 2013, UBS

(France) S.A., UBS AG

and certain former employees

have been under investigation in

France in
relation to UBS’s cross-border business with French

clients. In connection with this investigation, the investigating judges ordered UBS AG to provide bail (“ caution ”) of EUR 1.1 bn.
In 2019,

the court

of first

instance returned a

verdict finding UBS

AG guilty

of unlawful solicitation

of clients on
French territory and aggravated

laundering of the proceeds

of tax fraud, and UBS

(France) S.A. guilty of aiding

and
abetting unlawful

solicitation and of

laundering the

proceeds of

tax fraud.

The court

imposed fines

aggregating
EUR 3.7 bn on UBS AG and UBS (France) S.A. and awarded EUR 800 m of civil damages to the French state. A trial in the French Court of Appeal took

place in March 2021. In December 2021, the

Court of Appeal found UBS AG
guilty of unlawful solicitation and aggravated laundering of the proceeds of tax fraud. The court ordered a fine of
EUR 3.75
m, the confiscation

of EUR
1
bn, and awarded

civil damages to

the French state

of EUR
800 m. UBS AG
has filed an appeal with the French Supreme Court. A hearing in the

Supreme Court is currently scheduled for 27
September 2023. The fine

and confiscation imposed by

the Court of Appeal are

suspended during the

appeal. The
civil damages award has been paid to the French

state (EUR
99
m of which was deducted from the bail),

subject to
the result of UBS’s appeal.
Our balance sheet

at 30 June

2023 reflected

provisions with

respect to

this matter

in an amount

of EUR
1.1 bn (USD
1.2
bn). The

wide range of

possible outcomes in

this case

contributes to a

high degree of

estimation uncertainty
and the

provision reflects

our best

estimate of

possible financial

implications, although

actual penalties

and civil
damages could exceed (or may be less than)

the provision amount.
2. Claims related to sales of residential mortgage-backed

securities and mortgages
From 2002

through 2007,

prior to

the crisis

in the

US residential

loan market,

UBS was

a substantial

issuer and
underwriter of US residential mortgage-backed securities (RMBS) and was a purchaser and seller of US residential
mortgages.

In 2018,

the DOJ

filed a

civil complaint

in the

District Court

for the

Eastern District

of New

York. The

complaint
seeks unspecified civil monetary

penalties under the

Financial Institutions Reform, Recovery and

Enforcement Act
of 1989 related to UBS’s issuance, underwriting and sale of 40 RMBS transactions in 2006 and 2007. UBS moved
to dismiss the

civil complaint in 2019.

Later in 2019, the

district court denied UBS’s

motion to dismiss. In

August
2023, UBS reached a settlement

with the DOJ, under

which UBS paid USD
1.435
bn to resolve all civil

claims by the
DOJ.
Our

balance sheet

at 30

June

2023 reflected

a

provision with

respect to

matters described

in

this

item 2

in

an
amount that UBS believed to be appropriate

under the applicable accounting standard.
3. Madoff
In relation to

the Bernard

L. Madoff Investment

Securities LLC

(BMIS) investment

fraud, UBS

AG, UBS (Luxembourg)
S.A. (now UBS

Europe SE, Luxembourg

branch) and certain

other UBS subsidiaries have

been subject to

inquiries
by a

number of

regulators, including

the Swiss

Financial Market

Supervisory Authority

(FINMA) and

the Luxembourg
Commission

de

Surveillance

du

Secteur

Financier.

Those

inquiries

concerned

two

third-party

funds

established
under Luxembourg

law,

substantially all

assets of

which were

with BMIS,

as well

as certain

funds established

in
offshore

jurisdictions

with

either

direct

or

indirect

exposure

to

BMIS.

These

funds

faced

severe

losses,

and

the
Luxembourg funds are in liquidation. The documentation establishing both funds identifies UBS entities in various roles,

including custodian,

administrator,

manager,

distributor and

promoter,

and indicates

that UBS

employees
serve as board members.
In 2009 and 2010, the liquidators

of the two Luxembourg funds

filed claims against UBS entities,

non-UBS entities
and certain individuals, including

current and former UBS employees,

seeking amounts totaling approximately

EUR
2.1
bn, which

includes amounts

that the

funds may

be held

liable to

pay the

trustee for

the liquidation

of BMIS
(BMIS Trustee).
A large number of alleged beneficiaries have filed claims against

UBS entities (and non-UBS entities) for purported
losses relating to

the Madoff fraud.

The majority of

these cases have

been filed in

Luxembourg, where decisions
that the claims in eight test cases were inadmissible have been affirmed by the Luxembourg Court of Appeal, and the Luxembourg Supreme Court has dismissed

a further appeal in one of the test

cases.
In the

US, the

BMIS Trustee

filed claims

against UBS

entities, among

others, in

relation to

the two

Luxembourg
funds and one of

the offshore funds. The

total amount claimed against

all defendants in

these actions was

not less
than USD 2
bn. In

2014, the

US Supreme

Court rejected

the BMIS

Trustee’s motion for

leave to

appeal decisions
dismissing all

claims except

those for

the recovery

of approximately

USD
125
m of

payments alleged

to be

fraudulent
conveyances

and

preference

payments.

In

2016,

the

bankruptcy

court

dismissed

these

claims

against

the

UBS
entities. In 2019,

the Court of Appeals

reversed the dismissal of

the BMIS Trustee’s remaining

claims, and the US
Supreme Court

subsequently denied

a petition seeking

review of the

Court of Appeals’

decision. The case

has been
remanded to the Bankruptcy Court for further

proceedings.
4. Foreign exchange, LIBOR and benchmark rates,

and other trading practices
Foreign exchange-related regulatory matters:

Beginning in 2013, numerous authorities commenced investigations concerning possible

manipulation of

foreign

exchange markets

and

precious

metals prices.

As

a

result

of these
investigations,

UBS

entered

into

resolutions

with

Swiss,

US

and

United

Kingdom

regulators

and

the

European
Commission. UBS

was granted

conditional immunity

by the Antitrust

Division of

the DOJ

and by

authorities in

other
jurisdictions

in

connection

with

potential

competition

law

violations

relating

to

foreign

exchange

and

precious
metals businesses.
Foreign exchange-related civil litigation:

Putative class actions have been filed since 2013 in US federal courts and
in other jurisdictions against

UBS and other banks on

behalf of putative classes of

persons who engaged in foreign
currency transactions with any of the defendant banks. UBS has resolved US federal court class actions relating to foreign currency transactions with

the defendant banks

and persons who

transacted in foreign

exchange futures
contracts and options on such futures

under a settlement agreement that

provides for UBS to pay an aggregate

of
USD 141
m and

provide cooperation

to the

settlement classes.

Certain class

members have

excluded themselves
from that

settlement

and have

filed individual

actions in

US and

English courts

against

UBS and

other banks,

alleging
violations of

US and

European competition laws

and unjust

enrichment. UBS

and the

other banks

have resolved
those individual matters.
In

2015, a

putative

class action

was filed

in

federal court

against UBS

and numerous

other banks

on

behalf of
persons and

businesses in

the US

who directly

purchased foreign

currency from

the defendants

and alleged

co-
conspirators for

their own

end use.

In 2022,

the court

denied plaintiffs’

motion for

class certification.

In March
2023, the court granted defendants’ summary

judgment motion, dismissing the case. Plaintiffs

have appealed.
LIBOR and other benchmark-related regulatory

matters:

Numerous government agencies conducted investigations
regarding potential improper attempts by UBS, among others, to manipulate LIBOR and other benchmark rates at certain times. UBS reached settlements or otherwise concluded investigations relating to benchmark interest rates with the investigating authorities. UBS

was granted conditional leniency or

conditional immunity from authorities
in certain jurisdictions,

including the Antitrust

Division of the DOJ

and the Swiss Competition

Commission (WEKO),
in connection with potential antitrust or competition law violations related to certain rates. However, UBS has not reached a final settlement with WEKO, as the

Secretariat of WEKO has asserted that UBS does

not qualify for full
immunity.
LIBOR and

other benchmark-related

civil litigation:

A number

of putative

class actions

and other

actions are

pending
in the federal

courts in New

York against UBS

and numerous other

banks on behalf

of parties who

transacted in
certain interest rate benchmark-based derivatives. Also

pending in the US

and in other jurisdictions are

a number
of other

actions asserting losses

related to

various products whose

interest rates were

linked to

LIBOR and other
benchmarks, including

adjustable rate

mortgages, preferred

and debt securities,

bonds pledged

as collateral, loans,
depository

accounts,

investments

and

other

interest-bearing

instruments.

The

complaints

allege

manipulation,
through

various

means,

of

certain

benchmark

interest

rates,

including

USD LIBOR,

Euroyen

TIBOR,

Yen

LIBOR,
EURIBOR,

CHF LIBOR,

GBP

LIBOR

and

seek

unspecified

compensatory

and

other

damages

under

varying

legal
theories.
USD LIBOR class

and individual

actions in

the US:
In 2013

and 2015,

the district

court in

the USD LIBOR

actions
dismissed, in whole or in

part, certain plaintiffs’ antitrust

claims, federal racketeering claims,

Commodity Exchange
Act claims, and state common law

claims, and again dismissed the

antitrust claims in 2016 following

an appeal. In
2021, the

Second Circuit affirmed

the district court’s

dismissal in part

and reversed in

part and remanded

to the
district

court

for

further

proceedings.

The

Second

Circuit,

among

other

things,

held

that

there

was

personal
jurisdiction over

UBS and

other foreign

defendants.

Separately, in

2018, the

Second Circuit

reversed in

part the
district court’s

2015 decision

dismissing certain

individual plaintiffs’

claims and

certain of

these actions

are now
proceeding. In 2018, the district court

denied plaintiffs’ motions for class certification in

the USD class actions for
claims pending

against UBS,

and plaintiffs

sought permission

to appeal

that ruling

to the

Second Circuit.

The Second
Circuit denied the petition

to appeal. In

2020, an individual action

was filed in

the Northern District of

California
against UBS and numerous other banks alleging that the

defendants conspired to fix the interest rate used as

the
basis for

loans to

consumers by jointly

setting the USD LIBOR

rate and

monopolized the market

for LIBOR-based
consumer

loans

and

credit

cards.

In

September

2022,

the

court

granted

defendants’

motion

to

dismiss

the
complaint in its

entirety, while allowing plaintiffs

the opportunity to file

an amended complaint. Plaintiffs

filed an
amended complaint in October 2022, and defendants

have moved to dismiss the amended complaint.
Other benchmark class actions in the US:

Yen

LIBOR / Euroyen TIBOR
– In 2017, the court dismissed one Yen LIBOR / Euroyen TIBOR action in its entirety on standing grounds. In

2020, the appeals

court reversed the

dismissal and, subsequently, plaintiffs

in that action

filed
an amended complaint

focused on Yen

LIBOR. In 2022,

the court granted

UBS’s motion for

reconsideration and
dismissed the case against UBS. The dismissal of the case against UBS could be appealed following the disposition
of the case against the remaining defendant in the

district court.
CHF LIBOR

– In 2017, the court

dismissed the CHF LIBOR action on standing

grounds and failure to state a

claim.
Plaintiffs

filed

an

amended

complaint,

and

the

court

granted

a

renewed

motion

to

dismiss

in

2019.

Plaintiffs
appealed. In

2021, the

Second Circuit

granted the

parties’ joint

motion to

vacate the

dismissal and

remand the

case
for further

proceedings. Plaintiffs

filed a

third amended

complaint in

November 2022

and defendants

moved to
dismiss the amended complaint in January

2023.
EURIBOR

–

In

2017,

the

court

in

the

EURIBOR

lawsuit

dismissed

the

case

as

to

UBS

and

certain

other

foreign
defendants for lack of personal jurisdiction.

Plaintiffs have appealed.

GBP LIBOR

– The court dismissed the GBP LIBOR action

in 2019. Plaintiffs have appealed.

Government bonds:

Putative class actions

have been filed

since 2015 in

US federal courts

against UBS and

other
banks

on

behalf

of

persons

who

participated

in

markets

for

US

Treasury

securities

since

2007.

A

consolidated
complaint was filed in 2017 in the US District Court

for the Southern District of New York alleging that the banks colluded with

respect to,

and manipulated

prices of,

US Treasury

securities sold

at auction

and in

the secondary
market and

asserting claims under

the antitrust

laws and

for unjust

enrichment. Defendants’ motions

to dismiss
the consolidated complaint

were granted in 2021.

Plaintiffs filed an amended

complaint, which defendants

moved
to dismiss later in 2021. In March 2022, the court granted

defendants’ motion to dismiss that complaint.

Plaintiffs
have

appealed the

dismissal. Similar

class

actions have

been

filed concerning

European government

bonds and
other government bonds.
In

2021,

the

European Commission

issued

a

decision finding

that

UBS

and

six

other

banks

breached European
Union antitrust rules in 2007–2011

relating to European government

bonds. The European Commission

fined UBS
EUR 172 m. UBS is appealing the amount of the fine.
With respect

to additional

matters and

jurisdictions not

encompassed by

the settlements

and orders

referred to
above, our balance sheet at 30 June 2023

reflected a provision in an amount that UBS

believes to be appropriate
under the

applicable accounting

standard. As

in the case

of other

matters for

which we

have established

provisions,
the future outflow of resources in respect of such matters

cannot be determined with certainty based on currently
available information

and accordingly

may ultimately

prove to

be substantially

greater (or

may be

less) than

the
provision that we have recognized.
5. Swiss retrocessions
The Federal Supreme Court of Switzerland ruled in 2012, in

a test case against UBS, that distribution fees paid

to
a firm for distributing third-party

and intra-group investment funds

and structured products must be disclosed

and
surrendered

to

clients

who have

entered

into

a

discretionary

mandate agreement

with

the

firm,

absent a

valid
waiver. FINMA issued a

supervisory note

to all Swiss

banks in response

to the Supreme

Court decision.

UBS has

met
the FINMA requirements and has notified all potentially

affected clients.
The Supreme

Court decision

has resulted, and

continues to

result, in a

number of

client requests

for UBS to

disclose
and potentially surrender retrocessions. Client requests are assessed on a case-by-case basis. Considerations taken into account

when assessing

these cases

include, among

other things,

the existence

of a discretionary

mandate and
whether or not the client documentation contained

a valid waiver with respect to distribution

fees.
Our

balance sheet

at 30

June

2023 reflected

a

provision with

respect to

matters described

in

this

item 5

in

an
amount that UBS believes to be appropriate under the applicable accounting standard. The ultimate exposure will depend on client

requests and the resolution

thereof, factors that are

difficult to predict

and assess. Hence, as

in
the case of

other matters for which

we have established provisions,

the future outflow

of resources in

respect of
such matters

cannot be

determined with certainty

based on

currently available information

and accordingly may
ultimately prove to be substantially greater (or

may be less) than the provision that we

have recognized.
Litigation regulatory and similar matters

involving Credit Suisse entities
1. Mortgage-related matters
Government and regulatory related matters
DOJ RMBS

settlement
: On

January 18,

2017, Credit

Suisse Securities

(USA) LLC

(CSS LLC)

and its

current and

former
US subsidiaries and US affiliates reached a settlement

with the US Department of Justice (DOJ)

related to its legacy
Residential

Mortgage-Backed

Securities

(RMBS)

business,

a

business

conducted

through

2007.

The

settlement
resolved potential civil

claims by the

DOJ related

to certain of

those Credit Suisse

entities’ packaging, marketing,
structuring, arrangement, underwriting, issuance

and sale of RMBS. Pursuant to the terms

of the settlement a civil
monetary penalty was paid to

the DOJ in

January 2017. The settlement also

required the Credit

Suisse entities to
provide certain

levels of

consumer relief

measures, including

affordable housing

payments and

loan forgiveness,
and the DOJ and

Credit Suisse agreed

to the appointment of an

independent monitor to oversee the

completion
of the

consumer relief

requirements

of the

settlement. Credit

Suisse continues

to evaluate

its

approach toward
satisfying its

remaining consumer

relief obligations,

and Credit

Suisse currently

anticipates that

it will

take much
longer

than

the

five-year

period

provided

in

the

settlement

to

satisfy

in

full

its

obligations

in

respect

of

these
consumer relief

measures, subject

to risk

appetite and

market conditions.

Credit Suisse

expects to

incur costs

in
relation to

satisfying those

obligations. The

amount of

consumer relief

Credit Suisse

must provide

also increases
after

2021

pursuant

to

the

original

settlement

by
5
%

per

annum

of

the

outstanding

amount

due

until

these
obligations are settled. The monitor publishes reports periodically on these consumer relief matters.
Civil litigation : CSS LLC and/or certain of its affiliates have also been named as defendants in various civil litigation matters related to their roles as issuer, sponsor, depositor, underwriter and/or servicer of RMBS transactions. These
cases

currently

include

repurchase

actions

by

RMBS

trusts

and/or

trustees,

in

which

plaintiffs

generally

allege
breached representations

and warranties

in respect

of mortgage

loans and

failure to

repurchase such

mortgage
loans

as required

under the

applicable agreements.

The

amounts disclosed

below do

not

reflect

actual

realized
plaintiff losses to date or anticipated future litigation exposure. Unless otherwise stated, these amounts reflect the
original unpaid principal balance amounts

as alleged in these actions and do not

include any reduction in principal
amounts since issuance.
DLJ Mortgage Capital, Inc. (DLJ) is a defendant in New York state court in: (i)

one action brought by Asset Backed
Securities Corporation

Home Equity

Loan Trust,

Series 2006-HE7,

in which plaintiff

alleges damages

of not

less than
USD 374
m in an

amended complaint

filed on August

19, 2019; on

January 13, 2020,

DLJ filed a

motion to dismiss;
(ii) one

action brought by

Home Equity

Asset Trust,

Series 2006-8,

in which

plaintiff alleges

damages of

not less
than USD 436
m; (iii) one action brought by Home Equity Asset Trust 2007-1,

in which plaintiff alleges damages of
not less than USD 420
m; on December 27, 2018, the court denied DLJ’s motion for

partial summary judgment in
this action, which was affirmed on appeal; on March 17, 2022, the New

York State Court of Appeals reversed the
decision and ordered

that DLJ’s motion

for partial summary

judgment be granted;

a non-jury trial in the

action was
held between January 23 and

February 3, 2023, and a

decision is pending; (iv) one

action brought by Home Equity
Asset Trust 2007-2, in which

plaintiff alleges damages of not less

than USD
495
m; and (v) one

action brought by
CSMC

Asset-Backed

Trust

2007-NC1,

in

which

no

damages

amount

is

alleged.

These

actions

are

at

various
procedural stages.

DLJ is also a defendant in one

action brought by Home Equity Asset Trust Series 2007-3, in

which plaintiff alleges
damages of not

less than USD
206
m. On March

5, 2022, DLJ

and the plaintiffs

executed an agreement

to settle
this action.

The settlement

remains subject

to approval

through a

trust instruction

proceeding brought

in Minnesota
state court by the trustee of the plaintiff

trust.

DLJ and its affiliate, Select Portfolio Servicing, Inc. (SPS), were defendants in two consolidated actions in New York
state court: one action brought

by Home Equity Mortgage

Trust Series 2006-1, Home

Equity Mortgage Trust

Series
2006-3 and Home

Equity Mortgage Trust

Series 2006-4, in

which plaintiffs allege

damages of not

less than USD
730
m; and one action brought

by Home Equity Mortgage Trust

Series 2006-5, in which plaintiff alleges

damages
of not less

than USD
500
m. On April

19, 2021, DLJ,

SPS and the

plaintiffs executed an

agreement to settle both
actions for the aggregate amount of USD 500
m, for which Credit Suisse was fully

reserved. On May 2, 2023, the
Minnesota state

court approved the

settlement through a

trust instruction proceeding

brought by

the trustee

of
the plaintiff trusts. The New York state court

dismissed the underlying actions with

prejudice on July 10, 2023.
2. Tax and securities law matters
On May 19,

2014, Credit Suisse

AG entered

into settlement agreements

with several US

regulators regarding

its
US

cross-border

matters.

As

part

of

the

agreements,

Credit

Suisse

AG,

among

other

things,

engaged

an
independent corporate monitor

that reports to the

New York State Department of Financial Services.

As of July 31,
2018,

the monitor

concluded both

his review

and his

assignment. Credit

Suisse AG

continues to

report to

and
cooperate with US authorities in accordance

with Credit Suisse AG’s obligations under

the agreements, including
by conducting

a review

of cross-border

services provided

by Credit

Suisse’s Switzerland-based

Israel Desk.

Most
recently,

Credit Suisse

AG has

provided information to

US authorities regarding

potentially undeclared US

assets
held by

clients at

Credit

Suisse AG

since the

May 2014

plea. Credit

Suisse AG

continues to

cooperate with

the
authorities. In March 2023, the US Senate Finance Committee issued a report criticizing Credit Suisse AG’s history regarding US tax

compliance. The report called on

the DOJ to investigate Credit

Suisse AG’s compliance with the
2014 plea.
In February 2021,

a qui tam

complaint was filed

in the Eastern

District of Virginia, alleging

that Credit Suisse AG
had violated the

False Claims Act

by failing to

disclose all US

accounts at the

time of the

2014 plea, which

allegedly
allowed Credit Suisse AG to pay a criminal fine in 2014 that was purportedly lower than it should have been. The
DOJ moved to

dismiss the case, and

the Court summarily dismissed

the suit. The

case is now

on appeal with the
US Federal Court of Appeals for the Fourth

Circuit.
3. Rates-related matters
Regulatory matters : Regulatory authorities in a number of jurisdictions, including the US, UK, EU and Switzerland, have for an extended period of time been conducting investigations into the setting of LIBOR and other reference rates with

respect to

a number

of currencies,

as well

as the

pricing of

certain related

derivatives. These

ongoing
investigations have included

information requests from regulators

regarding LIBOR-setting practices

and reviews of
the activities

of various

financial institutions,

including Credit

Suisse Group

AG, which

was a

member of

three LIBOR
rate-setting panels

(US Dollar

LIBOR, Swiss

Franc LIBOR

and Euro

LIBOR). Credit

Suisse is

cooperating fully

with
these investigations.
Regulatory authorities in a number of jurisdictions, including WEKO,

the European Commission (Commission), the
South

African

Competition

Commission

and

the

Brazilian

Competition

Authority

have

been

conducting
investigations into

the

trading activities,

information sharing

and

the

setting of

benchmark

rates in

the

foreign
exchange (including electronic trading) markets.
On

March

31,

2014,

WEKO

announced

its

formal

investigation

of

numerous

Swiss

and

international

financial
institutions, including

Credit

Suisse Group

AG,

in

relation

to the

setting of

exchange rates

in

foreign exchange
trading. Credit Suisse continues to cooperate

with this ongoing investigation.
Credit Suisse

Group AG,

Credit Suisse

AG and

Credit Suisse

Securities (Europe)

Limited (CSSEL)

received a

Statement
of Objections and a Supplemental Statement of Objections from the Commission on July 26, 2018 and March 19,
2021, respectively, alleging

that Credit Suisse entities

engaged in anticompetitive

practices in connection with

their
foreign exchange

trading business.

On December

6, 2021,

the Commission

issued a

formal decision

imposing a
fine of EUR 83.3
m. On February 15, 2022, Credit Suisse

appealed this decision to the EU General Court.
The

reference

rates

investigations

have

also

included

information

requests

from

regulators

concerning
supranational, sub-sovereign

and agency

(SSA) bonds

and commodities

markets. Credit

Suisse Group

AG and

CSSEL
received a

Statement of

Objections from

the Commission

on December

20, 2018,

alleging that

Credit Suisse

entities
engaged in anticompetitive practices in connection with their SSA bonds trading business. On April 28, 2021, the
Commission issued a formal decision

imposing a fine of EUR
11.9
m. On July 8,

2021, Credit Suisse appealed this
decision to the EU General Court.
Civil litigation:
USD LIBOR litigation

–
Beginning in 2011, certain

Credit Suisse entities

were named in

various putative class and
individual lawsuits

filed in

the US,

alleging banks

on the

US dollar

LIBOR panel

manipulated US

dollar LIBOR

to
benefit their reputation

and increase

profits. All

remaining matters have

been consolidated for

pre-trial purposes
into a multi-district litigation in the US District

Court for the Southern District of

New York (SDNY).
In a series of rulings between 2013 and 2019 on motions

to dismiss, the SDNY (i) narrowed the claims against

the
Credit

Suisse

entities

and

the

other

defendants

(dismissing

antitrust,

Racketeer

Influenced

and

Corrupt
Organizations Act (RICO), Commodity Exchange Act, and

state law claims), (ii) narrowed

the set of plaintiffs who
may bring claims, and

(iii) narrowed the set

of defendants in the

LIBOR actions (including the

dismissal of several
Credit Suisse entities from

various cases on personal jurisdiction

and statute of limitation grounds).

After a number
of putative class and individual plaintiffs appealed the dismissal of their antitrust claims to the United States Court
of Appeals for the Second

Circuit (Second Circuit), on

December 30, 2021, the

Second Circuit affirmed in part

and
reversed in part the district court’s decision

and remanded the case to the SDNY.
On September 21, 2021, in the putative class action brought in the multi-district litigation in the SDNY by holders of bonds

tied to

LIBOR, Credit

Suisse entered

into an

agreement to

settle all

claims. On

November 7,

2022 and
March 28, 2023, respectively,

the court entered orders

granting preliminary and final

approval to the agreement

to
settle all claims.
Separately, on May 4, 2017, the plaintiffs in three putative class actions moved for class certification. On February
28, 2018, the SDNY

denied certification in two

of the actions and

granted certification over

a single antitrust

claim
in an action brought by over-the-counter purchasers

of LIBOR-linked derivatives.
USD ICE

LIBOR litigation

– On August

18, 2020, members

of the

ICE LIBOR panel,

including Credit Suisse

Group
AG and

certain of

its affiliates,

were named

in a

civil action

in the

US District

Court for

the Northern

District of
California, alleging that panel banks manipulated ICE LIBOR to profit from variable interest loans and credit cards.
On December

23, 2021,

the court

denied plaintiffs’

motion for

preliminary and

permanent injunctions

to enjoin
panel

banks

from

continuing

to

set

LIBOR

or

automatically

setting

the

benchmark

to

zero

each

day,

and

on
September 13,

2022, the

court granted

defendants’ motions

to dismiss.

On October

4, 2022,

plaintiffs filed

an
amended complaint. On November 4, 2022,

defendants filed a motion to dismiss

the amended complaint.
CHF LIBOR litigation

– In February 2015,

various banks that

served on the Swiss

franc LIBOR panel,

including Credit
Suisse Group

AG, were

named in

a civil

putative class

action lawsuit

filed in

the SDNY,

alleging manipulation of
Swiss franc LIBOR to benefit defendants’ trading positions. After defendants’ motion to dismiss for lack of subject matter jurisdiction was

granted and plaintiffs

successfully appealed,

on July 13, 2022,

Credit Suisse entered

into an
agreement to settle all claims. On February 15, 2023, the

court entered an order granting preliminary approval to
the agreement to settle all claims. The settlement

remains subject to final court approval.
Foreign exchange litigation –

Credit Suisse Group AG and affiliates

as well as other financial institutions

have been
named in civil lawsuits relating to the alleged

manipulation of foreign exchange

rates.
The first

matter is

a consolidated

class action,

in which

a jury

trial was

held in

October 2022

on the

issues of

whether
a

conspiracy

existed

to

manipulate

bid-ask

spreads

in

the

FX

market

and

whether

Credit

Suisse

knowingly
participated in

any such

conspiracy. On October

20, 2022,

a verdict

was issued

in favor

of Credit

Suisse, finding
that Credit Suisse did not knowingly participate

in any such conspiracy, and on March 28,

2023, the court entered
final judgment

against plaintiffs

and in favor

of Credit

Suisse on all

remaining claims.

Plaintiffs did not

file an appeal
by the April 27, 2023 deadline.
Credit Suisse AG, together with other financial institutions,

was also named in a consolidated putative class action
in Israel,

which made allegations

similar to the

consolidated class action. On

April 4, 2022,

Credit Suisse entered
into an agreement to settle all claims. The

settlement remains subject to court approval.
Treasury markets

litigation

– CSS

LLC, along

with over

20 other

primary dealers

of US

treasury securities,

was named
in a number of

putative civil class

action complaints

in the US relating

to the US

treasury markets. These

complaints
generally alleged

that the

defendants colluded

to manipulate

US treasury

auctions, as

well as

the pricing

of US
treasury securities in the

when-issued market, with impacts upon

related futures and options, and

that certain of
the defendants

participated in

a group

boycott to

prevent the

emergence of

anonymous all-to-all

trading in

the
secondary market

for treasury

securities. On March

31, 2022,

the SDNY granted

defendants’ motion

to dismiss and
dismissed with prejudice all claims against

the defendants. On April 28, 2022, plaintiffs

filed a notice of appeal.
SSA bonds litigation

– Credit Suisse

Group AG and

certain of its affiliates,

together with other

financial institutions,
were named in

two Canadian

putative class actions,

which allege that

defendants conspired

to fix the

prices of SSA
bonds

sold

to

and

purchased from

investors

in

the

secondary

market. One

putative

class

action

was

dismissed
against Credit Suisse on February 19, 2020.

On October 18, 2022, in the second action,

Credit Suisse entered into
an agreement to settle all claims. The settlement

remains subject to court approval.
Credit default swap auction litigation –
On June 30, 2021, Credit Suisse Group AG and affiliates, along with other
banks and entities, were named in a putative class action

complaint filed in the US District Court for

the District of
New Mexico alleging manipulation of credit default swap (CDS) final auction prices. On April 5, 2022, defendants filed a

motion to

dismiss. On

June 5,

2023, the

court granted

in part

and denied

in part

defendants’ motion

to
dismiss.
4. OTC trading cases
Interest rate

swaps litigation:

Credit

Suisse Group

AG and

affiliates, along

with other

financial institutions,

have
been

named

in

a

consolidated

putative

civil

class

action

complaint

and

complaints

filed

by

individual

plaintiffs
relating

to interest

rate swaps,

alleging that

dealer defendants

conspired

with trading

platforms to

prevent

the
development of interest rate swap exchanges. The individual lawsuits were brought by TeraExchange

LLC, a swap
execution facility, and affiliates; Javelin Capital Markets LLC, a swap execution facility,

and an affiliate; and trueEX
LLC, a

swap execution

facility, which claim

to have

suffered lost

profits as

a result

of defendants’

alleged conspiracy.
All interest rate swap actions have been consolidated

in a multi-district litigation in the SDNY.
Defendants moved to dismiss the

putative class and individual actions,

and the SDNY granted

in part and denied
in part these motions.
On February

20, 2019,

class plaintiffs

in the

consolidated multi-district

litigation filed

a motion

for class

certification.
On March

20, 2019,

class plaintiffs

filed a

fourth amended

consolidated class

action complaint.

On January

21,
2022, Credit Suisse

entered into an

agreement to settle all

class action claims. The

settlement remains subject to
court approval. The individual lawsuits are

stayed pending a decision on plaintiffs’

motion for class certification.
Credit default swaps litigation
: On June 8, 2017, Credit Suisse Group AG and

affiliates, along with other financial
institutions, were named in a

civil action filed in

the SDNY by Tera

Group, Inc. and related

entities (Tera), alleging
violations of antitrust

law in

connection with the

allegation that CDS

dealers conspired to

block Tera’s electronic
CDS trading

platform from

successfully entering

the market.

On July

30, 2019,

the SDNY

granted in

part and

denied
in part

defendants’ motion

to dismiss.

On January

30, 2020,

plaintiffs filed

an amended

complaint. On

April 3,
2020, defendants filed a motion to dismiss.
Stock loan litigation
: Credit Suisse

Group AG and certain

of its affiliates,

as well as

other financial institutions,

were
originally named in

a number of

civil lawsuits in

the SDNY, certain

of which

are brought by

class action plaintiffs
alleging that the

defendants conspired to

keep stock-loan

trading in

an over-the-counter market

and collectively
boycotted certain trading platforms that sought to enter the market, and certain of which are brought by trading
platforms that

sought to

enter the

market alleging

that the

defendants collectively

boycotted the

platforms. On
January 20, 2022, Credit Suisse entered into an agreement to settle all class action claims. On

February 25, 2022,
the court

entered an

order granting

preliminary approval

to the

agreement to

settle all

class action

claims. The
settlement remains subject to final court

approval.

On October

1, 2021,

in

a consolidated

civil litigation

brought in

the SDNY

by entities

that developed

a

trading
platform for stock

loans that sought

to enter the

market, alleging that

the defendants collectively

boycotted the
platform, the court

granted defendants’

motion to dismiss.

On October 25,

2021, plaintiffs filed

a notice of

appeal.
On March 24, 2023, the Second Circuit affirmed

the decision granting defendants’ motion

to dismiss.
Odd-lot corporate

bond litigation:
On April

21, 2020,

CSS LLC

and other

financial institutions

were named

in a
putative class action complaint filed in the SDNY, alleging a conspiracy among the financial institutions to boycott electronic trading platforms

and fix

prices in

the secondary

market for odd-lot

corporate bonds. On

October 25,
2021, the SDNY granted defendants’ motion to

dismiss. On November 23, 2021, plaintiffs filed a notice

of appeal
to the Second Circuit.
5. ATA litigation
Since November 2014, a series of lawsuits have been filed

against a number of banks, including Credit Suisse AG
and, in two instances, Credit Suisse AG, New York

Branch, in the US District Court for the Eastern District of New
York (EDNY) and the

SDNY alleging

claims under

the United

States Anti-Terrorism Act (ATA) and the

Justice Against
Sponsors of Terrorism Act. The plaintiffs in each of these

lawsuits are, or are relatives of, victims

of various terrorist
attacks in Iraq

and allege a

conspiracy and/or aiding

and abetting based

on allegations that

various international
financial institutions, including

the defendants, agreed

to alter, falsify or omit information from

payment messages
that

involved

Iranian

parties

for

the

express

purpose

of

concealing

the

Iranian

parties’

financial

activities

and
transactions from detection by US

authorities. The lawsuits allege

that this conduct has made

it possible for Iran to
transfer funds

to Hezbollah

and other terrorist

organizations actively

engaged in

harming US

military personnel

and
civilians. On January 5, 2023, the United States Court of Appeals for the Second Circuit affirmed a September

16,
2019 ruling by the EDNY granting defendants’ motion to dismiss the first filed lawsuit. On May 8, 2023, plaintiffs filed a petition for

a writ of certiorari

in the United States

Supreme Court. Of the

other seven cases,

four are stayed
pending the outcome of

the petition for

a writ of

certiorari, including one that

was dismissed as

to Credit Suisse
and most of the bank defendants prior to entry of the stay,

and in three the court has set a schedule for plaintiffs
to file amended complaints,

including two that

were dismissed prior to

the court setting a

schedule for plaintiffs

to
replead.
6. Customer account matters
Several

clients

have

claimed

that

a

former

relationship

manager

in

Switzerland

had

exceeded

his

investment
authority

in

the

management of

their

portfolios, resulting

in

excessive concentrations

of

certain

exposures

and
investment losses.

Credit

Suisse AG

is investigating

the claims,

as well

as transactions

among the

clients. Credit
Suisse AG filed a criminal complaint against the former relationship manager with the Geneva Prosecutor’s Office upon which the

prosecutor initiated

a criminal investigation.

Several clients of

the former relationship

manager also
filed

criminal

complaints

with

the

Geneva

Prosecutor’s

Office.

On

February

9,

2018,

the

former

relationship
manager

was

sentenced

to

five

years

in

prison

by

the

Geneva

criminal

court

for

fraud,

forgery

and

criminal
mismanagement and

ordered to pay

damages of

approximately USD
130
m. Several

parties appealed

the judgment.
On June 26,

2019, the

Criminal Court

of Appeals

of Geneva

ruled in the

appeal of

the judgment

against the

former
relationship

manager,

upholding

the

main

findings

of

the

Geneva

criminal

court.

Several

parties

appealed

the
decision to the Swiss

Federal Supreme Court.

On February 19, 2020,

the Swiss Federal Supreme

Court rendered its
judgment on the appeals, substantially confirming

the findings of the Criminal Court of Appeals

of Geneva.
Civil lawsuits have been initiated against

Credit Suisse AG and/or certain

affiliates in various jurisdictions, based

on
the findings established in the criminal proceedings

against the former relationship manager.
In Singapore, in

the civil lawsuit

brought against

Credit Suisse Trust

Limited, a Credit

Suisse AG affiliate,

on May 26,
2023, the Singapore International Commercial Court issued a first instance judgment finding for the plaintiffs and
directing the parties’ experts to agree on the

amount of the damages award according to the calculation method
and

parameters

adopted

by

the

court.

Further,

the

court

determined

that

(i)

damages

shall

be

reduced

by
compensation already paid to the plaintiffs

and (ii) there shall be

no double recovery between this award and

the
award in

the Bermuda

proceedings against

Credit Suisse

Life (Bermuda)

Ltd. Based

on the

calculations by

the parties’
experts,

Credit

Suisse

expects

the

damages

amount

to

be

no

more

than

USD
750
m,

excluding

post-judgment
interest. This figure

does not exclude

potential overlap with

the Bermuda proceedings, which

are currently being
appealed.

As

the

parties’

experts

have

been

unable

to

agree

on

the

amount

of

the

damages,

following

court
directions, the parties have filed their proposed draft orders with supporting documents on August 25, 2023. It is expected that the court will issue

a final order determining all

matters of the suit in September

2023. Credit Suisse
Trust Limited intends to appeal the judgment

and has applied for a stay of execution

pending that appeal.
In Bermuda, in the civil lawsuit brought against

Credit Suisse Life (Bermuda) Ltd., a Credit Suisse

AG affiliate, trial
took place in the Supreme Court

of Bermuda in November and December 2021. The

Supreme Court of Bermuda
issued a first instance judgment on March 29, 2022, finding

for the plaintiff. On May 6, 2022, the Supreme Court
of Bermuda

issued an order

awarding damages of

USD
607.35
m to

the plaintiff. On

May 9,

2022, Credit

Suisse
Life (Bermuda) Ltd. appealed the decision to the Bermuda Court of Appeal. On July 25, 2022, the Supreme Court
of Bermuda granted a stay

of execution of its

judgment pending appeal on the condition

that damages awarded
were paid into an escrow account within 42

days, which condition was satisfied. On June 23, 2023, the Bermuda
Court of Appeal

issued its

judgment confirming

the award

issued by the

Supreme Court

of Bermuda

and upholding
the Supreme Court

of Bermuda’s finding

that Credit Suisse

Life (Bermuda) Ltd.

had breached its

contractual and
fiduciary duties,

but overturning

the Supreme

Court of

Bermuda’s finding

that Credit

Suisse Life

(Bermuda) Ltd.
had made

fraudulent misrepresentations.

On July

7, 2023,

Credit Suisse

Life (Bermuda)

Ltd. filed

its notice

of motion
for leave to

appeal to the

Judicial Committee of the

Privy Council. On July

14, 2023 Credit

Suisse Life (Bermuda)
Ltd. applied

for a

stay of

execution of

the Bermuda

Court of

Appeal’s judgment

pending the

outcome of

the appeal
to the

Judicial Committee

of the

Privy Council

on the

condition that

the damages

awarded remain

within the

escrow
account and that interest be added to the escrow

account calculated at the Bermuda statutory

rate of
3.5%.
In Switzerland, civil

lawsuits have commenced

against Credit Suisse

AG in

the Court of

First Instance

of Geneva,
with statements of claim served on March 6

and 31, 2023.
7. FIFA-related matters
In connection with investigations

by US government authorities

into the involvement of financial

institutions in the
alleged

bribery

and

corruption

surrounding

the

Fédération

Internationale

de

Football

Association

(FIFA),

Credit
Suisse

received inquiries

regarding

its

banking relationships

with certain

individuals and

entities associated

with
FIFA,

including

but

not

limited

to

certain

persons

and

entities

named

and/or

described

in

the

May

20,

2015
indictment

and

the

November

25,

2015

superseding

indictment

filed

by

the

EDNY

US

Attorney’s

Office.

The
investigations

encompassed

whether

multiple

financial

institutions,

including

Credit

Suisse,

permitted

the
processing of suspicious or otherwise improper

transactions, or failed to observe anti-money laundering laws and regulations,

with

respect

to

the

accounts

of

certain

persons

and

entities

associated

with

FIFA.

Credit

Suisse
continues to cooperate

with US authorities

on this matter. The Swiss

Financial Market

Supervisory Authority

FINMA
(FINMA) announced the conclusion of its related investigation in 2018.
8. Mozambique matter
Credit Suisse has

been subject

to investigations by

regulatory and enforcement

authorities, as

well as civil

litigation,
regarding certain Credit

Suisse entities’

arrangement of

loan financing

to Mozambique

state enterprises,

Proindicus
S.A. and Empresa Mocambiacana de Atum S.A. (EMATUM), a distribution to private investors of loan participation
notes (LPN) related

to the EMATUM

financing in September

2013, and certain

Credit Suisse

entities’ subsequent
role in arranging the exchange

of those LPNs for

Eurobonds issued by the

Republic of Mozambique.

In 2019, three
former Credit Suisse employees pleaded guilty in the EDNY to accepting improper personal benefits in connection with financing transactions carried out with

two Mozambique state enterprises.
On October

19, 2021,

Credit Suisse

reached settlements

with the

DOJ, the

US Securities

Exchange Commission
(SEC), the

UK Financial

Conduct Authority (FCA)

and FINMA

to resolve

inquiries by these

agencies. Credit Suisse
Group AG entered

into a three-year

Deferred Prosecution Agreement (DPA)

with the DOJ

in connection with

the
criminal information charging Credit Suisse Group

AG with conspiracy to commit wire fraud and consented

to the
entry of a Cease

and Desist Order by the SEC.

Under the terms of the

DPA, Credit Suisse Group AG

will continue
its

compliance

enhancement

and

remediation

efforts,

report

to

the

DOJ

on

those

efforts

for

three

years

and
undertake additional measures as

outlined in the DPA. Credit Suisse

also agreed to pay a net

penalty to the DOJ of
approximately

USD
175.5
m.

If

Credit

Suisse

Group

AG

adheres

to

the

DPA’s

conditions,

the

charges

will

be
dismissed at the end of the DPA’s three-year term. In addition, CSSEL entered into a Plea Agreement and pleaded guilty to

one count

of conspiracy

to violate

the US

federal wire

fraud statute.

CSSEL will

be bound

by the

same
compliance, remediation and reporting obligations as Credit Suisse Group AG under the DPA.

Under the terms of
the SEC

Cease and

Desist Order,

Credit

Suisse paid

a

civil

penalty of

USD
65
m and

approximately USD
34 m in
disgorgement and pre-judgment interest in connection with violations of antifraud provisions of the US Securities
Exchange Act

of 1934

(Exchange Act)

and the

US Securities

Act of

1933 (Securities

Act) (Exchange

Act Section
10(b) and

Rule 10b-5

thereunder and

Securities Act

Sections 17(a)(1), (2)

and (3))

as well

as internal

accounting
controls

and

books

and

records

provisions of

the

Exchange

Act

(Sections 13(b)(2)(A)

and

13(b)(2)(B)). The

total
monetary sanctions paid

to the

DOJ and

SEC, taking into

account various credits

and offsets, was

approximately
USD 275
m. Under the

terms of the

resolution with the

DOJ, Credit Suisse

was required to

pay restitution to

any
eligible investors in

the 2016 Eurobonds

issued by the

Republic of Mozambique. At

a July

22, 2022 hearing,

the
EDNY approved

the joint

restitution proposal

of the

DOJ and

Credit Suisse,

under which

Credit Suisse

paid USD
22.6
m in restitution

to eligible investors.

At the

hearing Credit Suisse

was also ordered

to pay, and

subsequently
paid, the USD 175.6
m net penalty set out in the DPA and

Plea Agreement described above.
In the

resolution with

the FCA,

CSSEL, Credit

Suisse International

(CSI) and

Credit Suisse

AG, London

Branch agreed
that, in respect of these transactions

with Mozambique, its UK operations

had failed to conduct business with

due
skill, care and

diligence and to take

reasonable care to organize

and control its affairs

responsibly and effectively,
with adequate

risk management systems.

Credit Suisse paid

a penalty

of approximately

USD
200
m and

has also
agreed with the FCA to forgive USD 200 m of debt owed to Credit Suisse by Mozambique.
FINMA also entered a decree announcing the conclusion of its enforcement proceeding, finding that Credit Suisse
AG and Credit Suisse

(Schweiz) AG violated the

duty to file a

suspicious activity report in

Switzerland, and Credit
Suisse

Group

AG

did

not

adequately manage

and

address

the

risks arising

from specific

sovereign lending

and
related securities

transactions, and ordering

the bank

to remediate

certain deficiencies. FINMA

also arranged

for
certain existing

transactions to

be reviewed

by the same

independent third

party on

the basis

of specific risk

criteria,
and

required

enhanced

disclosure

of

certain

sovereign

transactions

until

all

remedial

measures

have

been
satisfactorily implemented.

Credit Suisse

has completed

implementation of

the measures

required under

the FINMA
decree. An

independent third

party appointed

by FINMA

is reviewing

the implementation

and effectiveness

of these
measures.
On February 27,

2019, certain Credit

Suisse entities, the

same three former

employees, and several

other unrelated
entities were

sued in

the English

High Court

by the

Republic of

Mozambique. On

January 21,

2020, the

Credit
Suisse entities filed

their defense. On

June 26, 2020, the

Credit Suisse entities

filed third-party claims against

the
project contractor and several Mozambique officials. The Republic of Mozambique filed an updated Particulars of
Claim on

October 27,

2020, and

the Credit

Suisse entities

filed their

amended defense

and counterclaim

on January
15, 2021. Following

the announcement

of the global

regulatory resolution

on October 19,

2021, Credit Suisse

filed
a re-amended defense

on December 24,

2021. The Republic

of Mozambique seeks

a declaration that

the sovereign
guarantee issued

in

connection with

the

ProIndicus loan

syndication arranged

and

funded, in

part,

by

a

Credit
Suisse subsidiary

is void

and also

seeks damages

alleged to

have arisen

in connection

with the

transactions involving
ProIndicus and

EMATUM, and

a transaction

in which

Credit Suisse

had no

involvement with

Mozambique Asset
Management S.A.

Also on

January 15,

2021, the

project contractor

filed a

cross claim

against the

Credit Suisse
entities (as

well as

the three

former Credit

Suisse employees

and various

Mozambican

officials) seeking

an indemnity
and/or contribution in the event that the contractor is found liable to the Republic of

Mozambique. On August 4,
2022, the Republic of Mozambique filed an updated Particulars of Claim addressing Credit Suisse’s October 2021 resolutions with various regulatory and enforcement

authorities, and framing its claim for consequential

damages.
On

September

23,

2022,

Credit

Suisse

filed

its

Re-Amended

Defense

in

response.

The

English

High

Court

has
scheduled trial to begin in October 2023.
On April

27, 2020, Banco

Internacional de Moçambique

(BIM), a member

of the ProIndicus

syndicate, brought a
claim

against

certain

Credit

Suisse

entities

seeking,

contingent

on

the

Republic

of

Mozambique’s

claim,

a
declaration that Credit Suisse

is liable to compensate

it for alleged losses suffered

as a result of any

invalidity of the
sovereign guarantee. The Credit Suisse entities filed their defense to this claim on August 28, 2020, to which BIM replied on

October 16,

2020. Credit

Suisse filed

an amended

defense on

December 15,

2021, and

BIM filed

its
amended reply on January 5, 2022.
On December

17, 2020,

two members

of the

ProIndicus syndicate,

Beauregarde Holdings

LLP and

Orobica Holdings
LLC

(B&O), filed

a

claim against

certain Credit

Suisse entities

in

respect of

their interests

in

the ProIndicus

loan,
seeking unspecified

damages stemming

from the

alleged loss

suffered due

to their

reliance on

representations

made
by Credit Suisse

to the syndicate lenders.

Credit Suisse filed their

defense to this claim

on February 24, 2021.

On
February 4, 2022,

B&O filed an

amended claim, and

Credit Suisse filed

an amended defense

on February 18,

2022.
On June 3, 2021,

United Bank for Africa

PLC (UBA), a member

of the ProIndicus syndicate,

brought a claim against
certain Credit Suisse entities

seeking, contingent on the Republic

of Mozambique’s claim, a

declaration that Credit
Suisse is liable to compensate it for alleged losses suffered as a result of any invalidity of the sovereign guarantee.
The

Credit

Suisse

entities

filed

their

defense

to

this

claim

on

July

1,

2021

and

filed

an

amended

defense

on
December 15, 2021, and UBA filed its amended

reply on January 5, 2022.
On March 16, 2023, Moza

Banco S.A., a syndicate member

of the ProIndicus loan, filed

a claim against CSI, Credit
Suisse AG

and CSSEL

in the

English High

Court, making

allegations similar

to those

in litigations

filed by

other
ProIndicus syndicate members. This claim has been stayed until the determination of the October 2023 trial in the
English High Court in the litigation brought

by the Republic of Mozambique.

On February

23, 2022,

Privinvest Holding

SAL (Privinvest), the

parent company

of certain

entities involved in

the
Mozambique transactions, and

its owner

Iskandar Safa

brought a

defamation claim

in a

Lebanese court

against
CSSEL and

Credit Suisse

Group AG.

The lawsuit

alleges

damage to

the claimants’

professional reputation

in Lebanon
due to

statements that

were allegedly

made by

Credit Suisse

in documents

relating to

the October

2021 settlements
with global regulators. On August 18,

2022, the parties agreed to

a stay of the

proceedings until the date of

the
final judicial

determination of the

English High

Court litigation,

including any

appeals, and

on August

23, 2022,
the parties filed an application for a stay

with the Lebanese Court.
On November 2,

2022, Jean Boustani,

a Privinvest employee

who was the

lead negotiator on

behalf of Privinvest

in
relation to

the Mozambique

transactions, brought

a defamation

claim in

a Lebanese

court against

Credit Suisse
Group AG

and CSSEL.

The lawsuit

makes substantially

the same

allegations as

the claim

described immediately
above.
9. Cross-border private banking matters
Credit

Suisse

offices

in

various

locations,

including

the

UK,

the

Netherlands,

France

and

Belgium,

have

been
contacted

by

regulatory

and

law

enforcement

authorities

that

are

seeking

records

and

information

concerning
investigations into Credit Suisse’s historical private banking services on a cross-border basis and in part through its
local branches

and banks.

Credit Suisse has

conducted a

review of these

issues, the

UK and

French aspects

of which
have been closed, and is continuing to cooperate

with the authorities.
10. ETN-related litigation
XIV litigation:
Since March 14, 2018, three class

action complaints were filed in the SDNY on

behalf of a putative
class of

purchasers of

VelocityShares Daily

Inverse VIX Short

Term

Exchange Traded

Notes linked to

the S&P

500
VIX Short-Term Futures Index

due December

4, 2030

(XIV ETNs).

On August

20, 2018,

plaintiffs filed

a consolidated
amended class

action complaint,

naming Credit

Suisse Group

AG and

certain affiliates

and executives,

which asserts
claims for violations of Sections 9(a)(4), 9(f),

10(b) and 20(a) of the Exchange Act

and Rule 10b-5 thereunder and
Sections 11 and 15 of

the US Securities Act of

1933 and alleges that the defendants are

responsible for losses to
investors

following

a

decline

in

the

value

of

XIV

ETNs

on

February

5,

2018.

Defendants

moved

to

dismiss

the
amended complaint

on November

2, 2018.

On September

25, 2019,

the SDNY

granted defendants’

motion to
dismiss and

dismissed with

prejudice all

claims against

the defendants.

On October

18, 2019,

plaintiffs filed

a notice
of appeal. On April 27, 2021, the Second Circuit issued an order affirming in part and vacating in part the SDNY’s
September 25,

2019 decision

granting defendants’

motion to

dismiss with

prejudice. On

July 1,

2022, plaintiffs
filed a motion for class certification. On March 16, 2023, the court denied plaintiffs’

motion to certify two of their
three

alleged

classes

and

granted

plaintiffs’

motion

to

certify

their

third

alleged

class.

On

March

30,

2023,
defendants moved

for reconsideration

and filed

a petition

for permission

to appeal

the court’s

March 16,

2023
class certification

decision to

the Second

Circuit. On April

28, 2023,

plaintiffs filed

a motion seeking

leave to

amend
their complaint. On May 15, 2023, plaintiffs filed

a renewed motion for class certification.
DGAZ litigation:
On January

6, 2022,

Credit Suisse AG

was named

in a

class action

complaint filed in

the SDNY
brought on

behalf of

a

putative

class

of short

sellers of

VelocityShares 3x

Inverse Natural

Gas

Exchange Traded
Notes linked

to the

S&P GSCI

Natural Gas

Index ER

due February

9, 2032

(DGAZ ETNs).

The complaint

asserts claims
for violations

of Section

10(b) of

the Exchange

Act and

Rule 10b-5

thereunder and

alleges that

Credit Suisse

is
responsible for losses

suffered by short

sellers following a

June 2020 announcement

that Credit Suisse would

delist
and suspend further issuances

of the DGAZ ETNs.

On July 11, 2022, Credit

Suisse AG filed a motion

to dismiss. On
March 31, 2023,

the court granted

Credit Suisse AG’s

motion to dismiss.

On May 2,

2023, the court

entered an
order dismissing the case with prejudice.

On June 1, 2023, plaintiff filed a notice

of appeal.
11. Bulgarian former clients matter
Credit

Suisse

AG

has

been responding

to an

investigation by

the

Swiss Office

of

the

Attorney General

(SOAG)
concerning the

diligence and

controls

applied

to a

historical relationship

with Bulgarian

former clients

who are
alleged to have laundered funds

through Credit Suisse AG

accounts. On December 17, 2020, the

SOAG brought
charges against Credit

Suisse AG and

other parties. Credit

Suisse AG believes

its diligence and

controls complied
with applicable legal

requirements and

intends to defend

itself vigorously.

The trial

in the

Swiss Federal Criminal
Court took

place in

the first

quarter of

2022. On

June 27,

2022, Credit

Suisse AG

was convicted

in the

Swiss Federal
Criminal Court

of certain

historical organizational

inadequacies

in its

anti-money laundering

framework and

ordered
to pay a fine of CHF 2 m.
In

addition, the

court seized

certain

client assets

in

the amount

of approximately

CHF
12
m and

ordered Credit
Suisse AG to pay a

compensatory claim in the amount of approximately CHF
19
m. On July 5, 2022,

Credit Suisse
AG appealed the decision to the Swiss Federal

Court of Appeals.
12. SCFF
Credit

Suisse

has

received

requests

for

documents and

information in

connection with

inquiries, investigations,
enforcement and

other actions

relating to

the supply chain

finance funds

(SCFF) matter by

FINMA, the

FCA and
other regulatory and governmental agencies. The Luxembourg

Commission de Surveillance du Secteur Financier is
reviewing the matter through a third party. Credit Suisse is cooperating with these authorities.
On February 28, 2023,

FINMA announced the conclusion of

its enforcement proceedings against Credit

Suisse in
connection with the SCFF matter. In its order, FINMA reported that Credit Suisse had seriously breached applicable
Swiss supervisory

laws in

this context

with regard

to risk

management and

appropriate operational

structures. While
FINMA

recognized

that

Credit

Suisse

has

already

taken

extensive

organizational

measures

based

on

its

own
investigation into the

SCFF matter, particularly

to strengthen its

governance and control

processes, and FINMA

is
supportive

of

these

measures,

the

regulator

has

ordered

certain

additional

remedial

measures.

These

include

a
requirement that the most

important (approximately
500
) business relationships must

be reviewed periodically and
holistically at

the Executive

Board level,

in particular

for counterparty

risks, and

that Credit

Suisse must

set up

a
document defining the responsibilities of

approximately
600

of its highest-ranking managers. FINMA

will appoint
an audit officer to assess compliance with these

supervisory measures. Separate from the

enforcement proceeding
regarding

Credit

Suisse,

FINMA

has

opened

four

enforcement

proceedings

against

former

managers

of

Credit
Suisse.
Certain civil actions have

been filed by fund investors

and other parties against

Credit Suisse and/or certain

officers
and directors in various

jurisdictions, which make allegations including mis-selling and breaches of duties of care,
diligence and other fiduciary duties. Certain investors and other private parties have also filed criminal complaints
against Credit Suisse and other parties in

connection with this matter.
13. Archegos
Credit

Suisse

has

received

requests

for

documents

and

information

in

connection

with

inquiries,

investigations
and/or actions

relating

to Credit

Suisse’s relationship

with Archegos

Capital Management

(Archegos), including
from

FINMA (assisted

by

a third

party appointed

by

FINMA), the

DOJ,

the SEC,

the US

Federal Reserve,

the US
Commodity

Futures

Trading

Commission (CFTC),

the US

Senate

Banking Committee,

the

Prudential

Regulation
Authority

(PRA),

the

FCA,

COMCO,

the

Hong

Kong

Competition

Commission

and

other

regulatory

and
governmental agencies. Credit Suisse is cooperating

with the authorities in these matters.

On

July

24,

2023,

the

US

Federal

Reserve

and

the

PRA

announced resolutions

of

their

investigations

of

Credit
Suisse’s relationship with Archegos.
UBS Group

AG, Credit

Suisse AG,

Credit Suisse

Holdings (USA)

Inc., and

Credit Suisse

AG, New

York Branch

entered
into an Order to Cease and Desist with the Board of Governors of the Federal Reserve System. Under the terms of
the

order,

Credit

Suisse

agreed

to

pay

a

civil

money

penalty

of

USD
269
m

and

to

undertake

certain

remedial
measures

relating

to

counterparty

credit

risk

management,

liquidity

risk

management

and

non-financial

risk
management, as well as enhancements to

board oversight and governance.
CSI

and

CSSEL

entered

into

a

settlement

agreement

with

the

PRA

providing

for

the

resolution

of

the

PRA’s
investigation, following which

the PRA

published a Final

Notice imposing a

financial penalty of

GBP
87
m on

CSI
and CSSEL for breaches of various of the PRA’s

Fundamental Rules.
FINMA also

entered a

decree dated

July 14,

2023 announcing

the conclusion

of its

enforcement proceeding,

finding
that

Credit

Suisse

had

seriously

violated

financial

market

law

in

connection

with

its

business

relationship

with
Archegos and ordering remedial measures directed at Credit Suisse AG and UBS Group AG, as the legal successor to

Credit

Suisse

Group

AG.

These

include

a

requirement

that

UBS

Group

AG

apply

its

restrictions

on

its

own
positions relating to individual clients throughout the financial group, as well as adjustments to the compensation system of

the entire

financial group

to provide

for bonus

allocation criteria

that take

into account

risk appetite.
FINMA

also

announced

it

has

opened

enforcement

proceedings

against

a

former

Credit

Suisse

manager

in
connection with this matter.
On April

16, 2021, Credit

Suisse Group AG

and certain current

and former executives

were named in

a putative
class action complaint

filed in the SDNY

by a holder of

Credit Suisse American

Depositary Receipts,

asserting claims
for violations of Sections

10(b) and 20(a) of

the Exchange Act and

Rule 10b-5 thereunder,

alleging that defendants
violated

US

securities

laws

by

making

material

misrepresentations

and

omissions

regarding

Credit

Suisse’s

risk
management practices,

including with

respect to

the Archegos

matter. On

September 16,

2022, the

parties reached
an agreement

to settle

all claims.

On December

23, 2022

and May

11, 2023,

respectively, the

court entered

an
order granting preliminary and final approval

to the parties’ agreement to settle

all claims.
Additional civil actions relating

to Credit Suisse’s relationship with

Archegos have been filed

against Credit Suisse
and/or certain officers and directors, including

claims for breaches of fiduciary duties.
14. Credit Suisse financial disclosures
Three

putative securities

class action

complaints have

been filed

in the

US District

Court for

the District

of New
Jersey (DNJ)

against Credit

Suisse Group

AG and

current and

former directors,

officers, and

executives, alleging

that
defendants made

misleading statements

regarding

customer outflows

in late

2022. Two

of the

complaints also
include allegations relating

to financial

reporting controls

and Credit

Suisse Group

AG’s merger with

UBS Group
AG. On July 7, 2023, the DNJ transferred the cases to

the SDNY.
Credit Suisse has received requests for documents and information from regulatory and governmental agencies in connection with inquiries,

investigations and/or actions

relating to

these matters, as

well as

for other statements
regarding

Credit

Suisse’s

financial

condition,

including

from

the

SEC,

the

DOJ

and

FINMA.

Credit

Suisse

is
cooperating with the authorities in these matters.
15. Merger-related litigation
On May

28, 2023

and June

7, 2023,

certain Credit

Suisse AG

affiliates, as

well as

current and

former directors,
officers, and executives

were named in

two putative class action

complaints in the SDNY

alleging that a series

of
scandals and misconduct led to a loss of shareholder value and, eventually, Credit Suisse Group AG’s merger with
UBS Group

AG. KPMG

and KPMG

employees are

also named

as defendants.

The complaints

allege breaches

of
fiduciary duty under Swiss law, and civil RICO claims under United States federal law.
On June

20, 2023,

a putative

class action

complaint was

filed in

the EDNY

against various

former Credit

Suisse
directors, officers, and executives on

behalf of a purported

class of those who

held Credit Suisse additional tier

1
capital notes between January

12, 2023 and March 19,

2023. The complaint asserts direct

claims under Swiss law.